Common Stock Options (Details Narrative) - USD ($)							9 Months Ended		12 Months Ended
	Aug. 22, 2023	Jul. 26, 2021	May 28, 2021	May 25, 2021	Jan. 02, 2021	Feb. 12, 2020	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 28, 2022	Jan. 01, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options awarded during period, shares									134,128
Weighted average strike price							$ 0.14
Options exercisable period							7 years 4 months 13 days
Stock-based compensation							$ 121,052	$ 123,440	$ 339,133	$ 133,755
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		60,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		125,000									500,000
Shares Issued, Price Per Share		$ 0.13									$ 0.50
2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options awarded during period, shares							10,392,000
Board of Directors [Member] | 2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock sold for cash, shares						10,000,000
Consultants [Member] | 2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options awarded during period, shares	250,000
Seven Consultants and Employees [Member] | 2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options awarded during period, shares					1,842,000
Options exercisable period	10 years				10 years
Options exercise price, per share	$ 0.10				$ 0.13
Stock option, volatility rate	145.00%				192.00%
Stock option, call option, price per share	$ 0.0735				$ 0.1170
Share based compensation arrangement by share based payment award options call option value	$ 18,367				$ 215,475
Stock based compensation							$ 18,367			215,475
Officers Directors And Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unamortized debt issuance expense							$ 29,342
Vahe Gabriel [Member] | 2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options awarded during period, shares			1,000,000
Options exercisable period			10 years
Options exercise price, per share			$ 0.1782
Stock option, volatility rate			183.00%
Stock option, call option, price per share			$ 0.1719
Share based compensation arrangement by share based payment award options call option value			$ 171,949
Unamortized debt issuance expense										171,949
Vahe Gabriel [Member] | 2019 Stock Incentive Plan [Member] | Vesting Quarterly [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares			500,000
Vahe Gabriel [Member] | 2019 Stock Incentive Plan [Member] | Vesting Immediately [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares			500,000
Vahe Gabriel [Member] | 2019 Stock Incentive Plan [Member] | Vesting Two Quarters [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares			250,000
Three Advisory Board Members [Member] | 2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options awarded during period, shares				425,000
Options exercisable period				10 years
Options exercise price, per share				$ 0.17
Stock option, volatility rate				183.00%
Stock option, call option, price per share				$ 0.1653
Share based compensation arrangement by share based payment award options call option value				$ 70,269
Stock-based compensation									35,132	20,493
Unamortized debt issuance expense									14,644
Isiah L Thomas III [Member] | 2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options awarded during period, shares					5,500,000
Options exercisable period					10 years
Options exercise price, per share					$ 0.13							$ 0.13
Stock option, volatility rate					192.00%
Stock option, call option, price per share					$ 0.1174
Share based compensation arrangement by share based payment award options call option value					$ 645,624
Stock-based compensation									117,388	410,853
Unamortized debt issuance expense									$ 117,383
Isiah L Thomas III [Member] | 2019 Stock Incentive Plan [Member] | Vesting Quarterly [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares					2,750,000
Isiah L Thomas III [Member] | 2019 Stock Incentive Plan [Member] | Vesting Immediately [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares					2,750,000
Isiah L Thomas III [Member] | 2019 Stock Incentive Plan [Member] | Vesting Eleven Quarters [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares					250,000
Dr Ken Perego [Member] | 2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options awarded during period, shares					350,000
Options exercisable period					10 years
Options exercise price, per share					$ 0.13
Stock option, volatility rate					192.00%
Stock option, call option, price per share					$ 0.1170
Share based compensation arrangement by share based payment award options call option value					$ 40,943
Stock-based compensation										40,943
Unamortized debt issuance expense										40,943
Bruce Raben [Member] | 2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercise price, per share					$ 0.13
Stock option, volatility rate					192.00%
Stock option, call option, price per share					$ 0.1170
Share based compensation arrangement by share based payment award options call option value										$ 55,565
Stock based compensation					$ 55,565
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures					475,000